Note 15 - Properties, Plants, Equipment and Mineral Interests, and Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of properties, plants, equipment, and mineral interests

	December 31,
	2023	2022
Mining properties, including asset retirement obligations	$911,018	$871,027
Development costs	630,391	588,298
Plants and equipment	1,666,577	1,514,906
Land	35,112	35,644
Mineral interests	1,164,390	1,171,261
Construction in progress	121,022	134,600

	4,528,510	4,315,736
Less accumulated depreciation, depletion and amortization	1,862,260	1,745,946

Net carrying value	$2,666,250	$2,569,790